Property and Equipment (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Components of Property and equipment
Machinery and equipment	$ 166,159	$ 41,726
Less accumulated depreciation	(38,040)	(12,207)
Property and equipment, net	$ 128,119	$ 29,519